LEASES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	¥ 256	¥ 235	¥ 416
Remaining operating lease term	1 year
Maximum
Remaining operating lease term	12 years